UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2020 to December 31, 2020

Sprint Spectrum Depositor LLC1
(Exact name of securitizer as specified in its charter)

Date of Report (Date of earliest event reported)	February 16, 2021

Commission File Number of securitizer:	025-02983

Central Index Key Number of securitizer:	0001687076

Johannes Thorsteinsson, Senior Vice President, Treasury & Treasurer, (425) 383-4088
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of depositor:
Central Index Key Number of issuing entity (if applicable):
Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

[1]	Sprint Spectrum Depositor LLC is filing this Form ABS-15G on behalf of itself and its affiliated depositors, Sprint Spectrum Depositor II LLC and Sprint Spectrum Depositor III LLC

INFORMATION TO BE INCLUDED IN THE REPORT

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02	Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Sprint Spectrum Depositor LLC, on behalf of itself and its affiliated depositors, Sprint Spectrum Depositor II LLC and Sprint Spectrum Depositor III LLC, has indicated by check mark that there is no activity to report for the calendar year ended December 31, 2020.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Dated: February 16, 2021

SPRINT SPECTRUM DEPOSITOR LLC
(Securitizer)

By:	/s/ Johannes Thorsteinsson
Name:	Johannes Thorsteinsson
Title:	Senior Vice President, Treasury & Treasurer
(senior officer in charge of securitization)